LEASES - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	¥ 72,906	¥ 76,400
Operating cash outflows for finance leases	19,926	25,974
Financing cash outflows for finance leases	216,722	286,292
Total cash paid for amounts included in the measurement of lease liabilities:	309,554	388,666
Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	3,476	185,472
Finance lease liabilities		132,188
Total lease obligation accrued in exchange for right-of-use assets:	¥ 3,476	¥ 317,660
Operating leases: Weighted-average remaining lease term	6 years 2 months 15 days	7 years 4 months 6 days
Operating leases: Weighted-average discount rate	6.46%	6.47%
Financing leases: Weighted-average remaining lease term	11 months 8 days	1 year 11 months 8 days
Financing leases: Weighted-average discount rate	5.55%	5.65%